Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes
Schedule of the Company's income tax expense (benefit)

Year ended December 31, 2013
(in thousands)
Current expense:
Federal	$—
State	—

Total current expense	—

Deferred expense:
Federal	7,815
State	2,146

Total deferred expense	9,961

Total provision for income taxes	$9,961

Schedule of reconciliation of the Company's provision for income taxes at statutory rates to the provision for income taxes at the Company's effective tax rate

Year ended December 31, 2013
Federal income tax statutory rate	35.0%
Less: Rate attributable to non-controlling members	(30.3)%
State income taxes, net of federal benefit	0.8%
Valuation allowance	0.0%

Effective tax rate	5.5%

Schedule of components of the Company's provision for deferred income taxes

Year ended December 31, 2013
(in thousands)
Investment in PennyMac	$12,909
Net operating loss carryforward	(2,948)
Valuation allowance	—

Total provision for deferred income taxes	$9,961

Schedule of components of Deferred tax asset

December 31, 2013
(in thousands)
Taxes currently receivable	$7
Deferred income tax asset, net	63,110

Deferred tax asset	$63,117

Schedule of tax effects of temporary differences that gave rise to deferred income tax assets and liabilities

December 31, 2013
(in thousands)
Deferred income tax assets:
Investment in PennyMac	$60,162
Net operating loss carryforward	2,948

Gross deferred tax assets	63,110

Deferred income tax liabilities:
Other	—

Gross deferred tax liabilities	—

Net deferred income tax asset	$63,110